Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Company Financial Information Disclosure [Abstract]
Condensed Income Statement Parent Corporation
Condensed Income Statement—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2013	2012	2011
Dividends from bank subsidiaries	$1,010	$645	$120
Dividends from nonbank subsidiaries	210	199	54
Interest revenue from bank subsidiaries	60	120	211
Interest revenue from nonbank subsidiaries	101	126	130
Gain on securities held for sale	32	11	17
Other revenue	26	47	51
Total revenue	1,439	1,148	583
Interest (including $50, $30 and $13 to subsidiaries, respectively)	245	340	282
Other expense	94	103	138
Total expense	339	443	420
Income before income taxes and equity in undistributed net income of subsidiaries	1,100	705	163
Provision (benefit) for income taxes	(93)	(83)	66
Equity in undistributed net income:
Bank subsidiaries	184	936	1,781
Nonbank subsidiaries	734	721	638
Net income	2,111	2,445	2,516
Preferred stock dividends	(64)	(18)	—
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	$2,047	$2,427	$2,516

Condensed Balance Sheet Parent Corporation
Condensed Balance Sheet—The Bank of New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2013	2012
Assets:
Cash and due from banks	$6,959	$4,182
Securities	34	112
Loans, net of allowance	19	13
Investment in and advances to subsidiaries and associated companies:
Banks	27,889	28,371
Other	24,444	24,273
Subtotal	52,333	52,644
Corporate-owned life insurance	699	682
Other assets	2,486	3,024
Total assets	$62,530	$60,657
Liabilities:
Deferred compensation	$500	$489
Commercial paper	96	338
Affiliate borrowings	3,416	3,338
Other liabilities	2,193	2,647
Long-term debt	18,804	17,414
Total liabilities	25,009	24,226
Shareholders’ equity	37,521	36,431
Total liabilities and shareholders’ equity	$62,530	$60,657

Condensed Statement of Cash Flows Parent Corporation
Condensed Statement of Cash Flows—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2013	2012	2011
Operating activities:
Net income	$2,111	$2,445	$2,516
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Amortization	1	13	13
Equity in undistributed net (income) of subsidiaries	(918)	(1,657)	(2,419)
Change in accrued interest receivable	21	13	(22)
Change in accrued interest payable	(5)	(16)	11
Change in taxes payable (a)	63	177	168
Other, net	(22)	(179)	(80)
Net cash provided by operating activities	1,251	796	187
Investing activities:
Purchases of securities	—	—	(50)
Proceeds from sales of securities	67	86	101
Change in loans	(6)	7	32
Acquisitions of, investments in, and advances to subsidiaries	722	175	(611)
Other, net	11	17	—
Net cash provided by/(used in) investing activities	794	285	(528)
Financing activities:
Net change in commercial paper	(242)	328	—
Proceeds from issuance of long-term debt	3,892	2,761	5,042
Repayments of long-term debt	(2,023)	(4,163)	(1,911)
Change in advances from subsidiaries	78	(53)	63
Issuance of common stock	288	65	43
Treasury stock acquired	(1,026)	(1,148)	(873)
Issuance of preferred stock	494	1,068	—
Cash dividends paid	(744)	(641)	(593)
Tax benefit realized on share based payment awards	15	—	2
Net cash provided by/(used in) financing activities	732	(1,783)	1,773
Change in cash and due from banks	2,777	(702)	1,432
Cash and due from banks at beginning of year	4,182	4,884	3,452
Cash and due from banks at end of year	$6,959	$4,182	$4,884
Supplemental disclosures
Interest paid	$241	$324	$293
Income taxes paid	$94	$401	$212
Income taxes refunded	$14	$1	$123

(a)	Includes payments received from subsidiaries for taxes of $192 million in 2013, $648 million in 2012 and $501 million in 2011.